Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 73,266	$ 54,243
Accounts receivable	72	29
Due from related party (note 9)	1,932	906
Prepaid expenses	918	1,146
Other receivables	458	52
Inventory	742	553
Total current assets	77,388	56,929
Vessels in operation (note 4)	597,779	719,110
Other fixed assets	10	7
Intangible assets (note 5)	7	16
Other long term assets (note 7)		195
Total non-current assets	597,796	719,328
Total Assets	675,184	776,257
Liabilities
Current portion of long-term debt (note 7)	40,000	31,026
Intangible liability – charter agreements (note 6)	1,771	1,807
Deferred revenue	2,178	1,940
Accounts payable	1,486	963
Due to related party (note 9)	2,813	1,315
Accrued expenses	8,788	11,664
Total current liabilities	57,036	48,715
Long-term debt (note 7)	358,515	388,847
Intangible liability – charter agreements (note 6)	8,011	9,782
Deferred tax liability	17	20
Total long-term liabilities	366,543	398,649
Total Liabilities	423,579	447,364
Commitments and contingencies (note 10)
Stockholders’ Equity
Additional paid in capital	386,748	386,708
Accumulated deficit	(135,693)	(58,365)
Total Stockholders’ Equity	251,605	328,893
Total Liabilities and Stockholders’ Equity	675,184	776,257
Class A Common Stock [Member]
Stockholders’ Equity
Common stock	476	476
Class B Common Stock [Member]
Stockholders’ Equity
Common stock	74	74
Series B Preferred Shares [Member]
Stockholders’ Equity
Preferred stock	$ 0	$ 0